Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2022
Compensation And Retirement Disclosure [Abstract]
Pension Plan and Other Postretirement Benefit Plan Obligations and Plan Assets and Includes a Statement of the Plans Funded Status

The following table summarizes the changes in pension plan and other postretirement benefit plan obligations and plan assets and includes a statement of the plans’ funded status for Dominion Energy:

	Pension Benefits		Other Postretirement Benefits
Year Ended December 31,	2022	2021	2022	2021
(millions, except percentages)
Changes in benefit obligation:
Benefit obligation at beginning of year	$10,890	$11,363	$1,537	$1,746
Service cost	142	170	22	25
Interest cost	333	317	45	46
Benefits paid	(511)	(488)	(97)	(105)
Actuarial (gains) losses during the year	(2,716)	(413)	(361)	(161)
Plan amendments	—	—	—	(14)
Sale of Hope	(64)	—	(19)	—
Settlements and curtailments(1)	(8)	(59)	—	—
Benefit obligation at end of year	$8,066	$10,890	$1,127	$1,537
Changes in fair value of plan assets:
Fair value of plan assets at beginning of year	$11,945	$10,979	$2,323	$2,100
Actual return (loss) on plan assets	(2,556)	1,202	(416)	294
Employer contributions	9	284	—	—
Benefits paid	(511)	(488)	(62)	(71)
Sale of Hope	(188)	—	—	—
Settlements(2)	(5)	(32)	—	—
Fair value of plan assets at end of year	$8,694	$11,945	$1,845	$2,323
Funded status at end of year	$628	$1,055	$718	$786
Amounts recognized in the Consolidated Balance Sheets at December 31:
Noncurrent pension and other postretirement benefit assets	$580	$878	$899	$1,052
Noncurrent assets held for sale	295	368	11	12
Other current liabilities	(12)	(12)	(13)	(15)
Noncurrent pension and other postretirement benefit liabilities	(196)	(127)	(179)	(263)
Noncurrent liabilities held for sale	(39)	(52)	—	—
Net amount recognized	$628	$1,055	$718	$786
Significant assumptions used to determine benefit obligations as of December 31:
Discount rate	5.65%-5.75%	3.06%-3.19%	5.69%-5.70%	3.04%-3.11%
Weighted average rate of increase for compensation	4.38%	4.51%	n/a	n/a
Crediting interest rate for cash balance and similar plans	4.40%-4.50%	1.81%-1.94%	n/a	n/a
(1)
2022 amounts include curtailment for Hope as well as settlements of nonqualified pension obligations. 2021 amounts include settlements of nonqualified pension obligations.
(2)
2022 and 2021 amounts relate to settlements of nonqualified pension obligations.

Benefit Obligation in Excess of Plan Asset

The following table provides information on the benefit obligations and fair value of plan assets for plans with a benefit obligation in excess of plan assets for Dominion Energy:

	Pension Benefits		Other Postretirement Benefits
As of December 31,	2022	2021	2022	2021
(millions)
Benefit obligation	$7,655	$9,420	$197	$261
Fair value of plan assets	7,410	9,229	5	7

Accumulated Benefit Obligation in Excess of Plan Assets

The following table provides information on the ABO and fair value of plan assets for Dominion Energy’s pension plans with an ABO in excess of plan assets:

As of December 31,	2022	2021
(millions)
Accumulated benefit obligation	$776	$127
Fair value of plan assets	623	53

Benefit Payments Expected Future Service

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid for Dominion Energy’s plans:

	Estimated Future Benefit Payments
	Pension Benefits	Other Postretirement Benefits
(millions)
2023	$518	$99
2024	527	97
2025	542	96
2026	551	94
2027	560	93
2028-2032	2,925	433

Fair Values of Pension and Post Retirement Plan Assets by Asset Category

The fair values of Dominion Energy’s pension plan assets by asset category are as follows:

At December 31,	2022				2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
(millions)
Cash and cash equivalents	$14	$11	$—	$25	$25	$5	$—	$30
Common and preferred stocks:
U.S.(1)	1,653	170	—	1,823	2,592	244	—	2,836
International	1,034	5	—	1,039	1,773	19	—	1,792
Insurance contracts	—	166	—	166	—	279	—	279
Corporate debt instruments	65	805	—	870	81	1,439	—	1,520
Government securities	46	1,377	—	1,423	39	914	—	953
Total recorded at fair value	$2,812	$2,534	$—	$5,346	$4,510	$2,900	$—	$7,410
Assets recorded at NAV(2):
Common/collective trust funds				1,780				3,010
Alternative investments:
Real estate funds				66				116
Private equity funds				1,284				1,233
Debt funds				192				162
Hedge funds				2				14
Total recorded at NAV				$3,324				$4,535
Total investments(3)				$8,670				$11,945

(1)
Includes $170 million and $258 million of Dominion Energy preferred stock at December 31, 2022 and 2021, respectively.
(2)
These investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy.
(3)
Excludes net assets related to pending sales of securities and advanced subscription of $177 million, net accrued income of $27 million, and includes net assets related to pending purchases of securities of $180 million at December 31, 2022. Excludes net assets related to pending sales of securities of $35 million, net accrued income of $27 million, and includes net assets related to pending purchases of securities of $62 million at December 31, 2021.

The fair values of Dominion Energy’s other postretirement plan assets by asset category are as follows:

At December 31,	2022				2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
(millions)
Cash and cash equivalents	$3	$1	$—	$4	$3	$1	$—	$4
Common and preferred stocks:
U.S.(1)	685	10	—	695	898	14	—	912
International	181	—	—	181	256	1	—	257
Insurance contracts	—	10	—	10	—	16	—	16
Corporate debt instruments	4	38	—	42	5	61	—	66
Government securities	3	79	—	82	2	47	—	49
Total recorded at fair value	$876	$138	$—	$1,014	$1,164	$140	$—	$1,304
Assets recorded at NAV(2):
Common/collective trust funds				649				840
Alternative investments:
Real estate funds				11				13
Private equity funds				158				152
Debt funds				11				9
Hedge funds				—				1
Total recorded at NAV				$829				$1,015
Total investments(3)				$1,843				$2,319

(1)
Includes $10 million of Dominion Energy preferred stock at December 31, 2022.
(2)
These investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy.
(3)
Excludes net assets related to pending sales of securities and advanced subscription of $10 million, net accrued income of $2 million, and includes net assets related to pending purchases of securities of $10 million at December 31, 2022. Excludes net assets related to pending sales of securities of $5 million, net accrued income of $2 million, and includes net assets related to pending purchases of securities of $3 million at December 31, 2021.

Net Periodic Benefit (Credit) Cost and Amounts Recognized in Other Comprehensive Income and Regulatory Assets and Liabilities	The components of the provision for net periodic benefit (credit) cost and amounts recognized in other comprehensive income and regulatory assets and liabilities for Dominion Energy plans are as follows:

	Pension Benefits			Other Postretirement Benefits
Year Ended December 31,	2022	2021	2020	2022	2021	2020
(millions, except percentages)
Service cost	$142	$170	$173	$22	$25	$28
Interest cost	333	317	351	45	46	58
Expected return on plan assets	(886)	(834)	(777)	(191)	(173)	(156)
Amortization of prior service (credit) cost	—	—	1	(38)	(42)	(49)
Amortization of net actuarial (gain) loss	159	193	206	(2)	4	6
Settlements, curtailments and special termination benefits(1)	—	10	14	(8)	—	(59)
Net periodic benefit (credit) cost	$(252)	$(144)	$(32)	$(172)	$(140)	$(172)
Changes in plan assets and benefit obligations recognized in other comprehensive income and regulatory assets and liabilities:
Current year net actuarial (gain) loss	$726	$(782)	$166	$246	$(282)	$(110)
Prior service (credit) cost	—	—	—	—	(13)	(6)
Settlements and curtailments(1)	(3)	(36)	(81)	10	—	59
Less amounts included in net periodic benefit cost:
Amortization of net actuarial gain (loss)	(159)	(193)	(206)	2	(4)	(6)
Amortization of prior service credit (cost)	—	—	(1)	38	42	49
Sale of Hope	(47)	—	—	—	—	—
Total recognized in other comprehensive income and regulatory assets and liabilities	$517	$(1,011)	$(122)	$296	$(257)	$(14)
Significant assumptions used to determine periodic cost:
Discount rate	3.06%-3.19%	2.73%-3.29%	2.77%-3.63%	3.04%-5.03%	2.69%-2.80%	3.07%-3.52%
Expected long-term rate of return on plan assets	7.00%-8.35%	7.00%-8.45%	7.00%-8.60%	8.35%	8.45%	8.50%
Weighted average rate of increase for compensation	4.51%	4.53%	4.23%	n/a	n/a	n/a
Crediting interest rate for cash balance and similar plans	1.81%-1.94%	1.93%-2.15%	2.31-2.83%	n/a	n/a	n/a
Healthcare cost trend rate(2)				6.25%	6.25%	6.25%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)(2)				5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate(2)				2026-2027	2026-2027	2025-2026
(1)
2022 amounts relate primarily to Dominion Energy’s sale of Hope. 2021 amounts relate primarily to the Dominion Energy executive nonqualified pension plan. 2020 amounts primarily relate to the GT&S Transaction.
(2)
Assumptions used to determine net periodic cost for the following year.

Components of AOCI and Regulatory Assets and Liabilities that have Not been Recognized as Components of Periodic Benefit (Credit) Cost

The components of AOCI and regulatory assets and liabilities for Dominion Energy’s plans that have not been recognized as components of net periodic benefit (credit) cost are as follows:

	Pension Benefits		Other Postretirement Benefits
At December 31,	2022	2021	2022	2021
(millions)
Net actuarial loss	$2,714	$2,198	$84	$(166)
Prior service (credit) cost	3	2	(157)	(203)
Total(1)	$2,717	$2,200	$(73)	$(369)
(1)
As of December 31, 2022, of the $2.7 billion and $(73) million related to pension benefits and other postretirement benefits, $1.7 billion and $14 million, respectively, are included in AOCI, with the remainder included in regulatory assets and liabilities, except for $170 million presented in assets and liabilities held for sale. As of December 31, 2021, of the $2.2 billion and $(369) million related to pension benefits and other postretirement benefits, $1.7 billion and $(155) million, respectively, are included in AOCI, with the remainder included in regulatory assets and liabilities, except for $108 million presented in assets and liabilities held for sale.